Earnings per share (Details) - Basic [Member] $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2026 ARS ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares
Statement [Line Items]
Profit (loss) for the year attributable to equity holders of the parent	$ 177,256	$ 128,400	$ 169,867
Weighted average number of ordinary shares outstanding	657	603	592
Basic earnings per share | (per share)	$ 269.68	$ 212.90	$ 286.74